Acquisition (Details Narrative) (10-K) - USD ($)				1 Months Ended		12 Months Ended
	Aug. 02, 2014	Apr. 15, 2014	Mar. 04, 2014	Jul. 31, 2014	May 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Purchase price						$ 2,125,000
Cash paid for acquisition of business							$ 2,125,000
Business acquisition contingent consideration						$ 1,000,000
DeviceFidelty, Inc [Member]
Purchase price			$ 2,125,000
Cash paid for acquisition of business			1,125,000
Business acquisition contingent consideration			1,000,000
Visa U.S.A. Inc [Member] | Master Services Agreement [Member]
Business acquisition contingent consideration			$ 375,000	$ 375,000
MoneyGram Payment Systems, Inc [Member]
Cash paid for acquisition of business					$ 250,000
Business acquisition contingent consideration		$ 250,000
U.S. Bank [Member]
Business acquisition contingent consideration	$ 375,000			$ 375,000